Fair Value - Additional Information (Detail) - Industrial and Automotive Components Group - Liquid Crystal Displays Business - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment losses on property, plant and equipment		¥ 1,148
Impairment losses on intangible assets	¥ 1,928	¥ 2,666